Financial Instruments - Financial derivatives - Hedging derivative financial instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
	Oct. 05, 2021 EUR (€) item	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Oct. 05, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of cross currency interest-rate swap | item	3
Loans received		€ 3,707,053	€ 3,464,799
Net finance cost		(277,799)	€ (177,669)	€ (274,724)
Euros
Disclosure of detailed information about financial instruments [line items]
Loans received	€ 431,600
US Dollar
Disclosure of detailed information about financial instruments [line items]
Loans given | $						$ 500,000
Derivatives Instrument
Disclosure of detailed information about financial instruments [line items]
Net finance cost		€ 280
Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 500,000,000
Currency swap contract | Euros
Disclosure of detailed information about financial instruments [line items]
Nominal interest rate for loans received	3.78%					3.78%
Currency swap contract | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount | $						$ 500,000
Nominal interest rate for loans given	4.75%